Loan Receivable - Third Party - Schedule of Loan Receivable - Third Party (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Schedule of Loan Receivable - Third Party, Net [Line Items]
Loan receivable – third party	$ 275,824	$ 356,944	$ 1,321,944
Third Party [Member]
Schedule of Loan Receivable - Third Party, Net [Line Items]
Loan receivable – third party	275,824	356,944	1,321,944
Borrower A [Member] | Third Party [Member]
Schedule of Loan Receivable - Third Party, Net [Line Items]
Loan receivable – third party	$ 275,824	$ 356,944	$ 1,321,944